Note 4 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	December 31
	2018	2017

Time deposits	$2,437	$1,913
Savings and checking accounts	29,803	26,436
Money market funds	165	163
Petty cash	9	8

Total	$32,414	$28,520